Distribution Date:	08/17/23	WFRBS Commercial Mortgage Trust 2014-C21
Determination Date:	08/11/23
Next Distribution Date:	09/15/23
Record Date:	07/31/23	Commercial Mortgage Pass-Through Certificates
Series 2014-C21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	4		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	5		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	9		Tom Klump	(703) 302-8080	tklump@ncb.coop
Current Mortgage Loan and Property Stratification	10-14		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	15-18	Special Servicer	Greystone Servicing Company LLC
Mortgage Loan Detail (Part 2)	19-22		Jenna Unell		Jenna.unell@greyco.com
Principal Prepayment Detail	23		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Historical Detail	24	Trust Advisor	BellOak, LLC
			Attention: Reporting		Reporting@belloakadvisors.com
Delinquency Loan Detail	25
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Collateral Stratification and Historical Detail	26
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	27		Bank, N.A.
Specially Serviced Loan Detail - Part 2	28		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	29		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	30	Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	31		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Interest Shortfall Detail - Collateral Level	32		1100 North Market Street | Wilmington, DE 19890 | United States
Supplemental Notes	33

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 33

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92939FAQ2	1.413000%	65,991,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92939FAR0	2.917000%	109,139,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92939FAS8	3.428000%	48,253,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92939FAT6	3.410000%	330,000,000.00	227,852,081.53	0.00	647,479.67	0.00	0.00	647,479.67	227,852,081.53	41.11%	30.00%
A-5	92939FAU3	3.678000%	344,019,000.00	344,019,000.00	0.00	1,054,418.23	0.00	0.00	1,054,418.23	344,019,000.00	41.11%	30.00%
A-SB	92939FAV1	3.393000%	49,455,000.00	5,378,936.27	894,002.68	15,208.94	0.00	0.00	909,211.62	4,484,933.59	41.11%	30.00%
A-SBFL	92939FBE8	5.896120%	49,000,000.00	5,329,448.54	885,777.61	27,058.75	0.00	0.00	912,836.36	4,443,670.93	41.11%	30.00%
A-SBFX	92939FBG3	3.393000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92939FAW9	3.891000%	92,473,000.00	92,473,000.00	0.00	299,843.70	0.00	0.00	299,843.70	92,473,000.00	31.74%	23.50%
B	92939FAX7	4.213000%	97,807,000.00	97,807,000.00	0.00	343,384.08	0.00	0.00	343,384.08	97,807,000.00	21.82%	16.63%
C	92939FAY5	4.234000%	53,350,000.00	53,350,000.00	0.00	188,236.58	0.00	0.00	188,236.58	53,350,000.00	16.41%	12.88%
D	92939FAE9	3.497000%	83,580,000.00	83,580,000.00	0.00	243,566.05	0.00	0.00	243,566.05	83,580,000.00	7.94%	7.00%
E	92939FAG4	3.494000%	19,562,000.00	19,562,000.00	0.00	56,958.02	0.00	0.00	56,958.02	19,562,000.00	5.96%	5.63%
F	92939FAJ8	3.494000%	26,675,000.00	26,675,000.00	0.00	77,668.71	0.00	0.00	77,668.71	26,675,000.00	3.25%	3.75%
G	92939FAL3	3.494000%	53,349,723.00	32,057,696.60	0.00	39,356.11	0.00	(11,291.12)	39,356.11	32,068,987.72	0.00%	0.00%
V	92939FAN9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92939FAP4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,422,653,725.01	988,084,162.94	1,779,780.29	2,993,178.84	0.00	(11,291.12)	4,772,959.13	986,315,673.77

X-A	92939FBA6	1.146991%	1,088,330,000.00	675,052,466.34	0.00	645,232.59	0.00	0.00	645,232.59	673,272,686.05
X-B	92939FBB4	0.796354%	234,737,000.00	234,737,000.00	0.00	155,778.17	0.00	0.00	155,778.17	234,737,000.00
X-C	92939FAA7	1.265189%	19,562,000.00	19,562,000.00	0.00	20,624.70	0.00	0.00	20,624.70	19,562,000.00
X-D	92939FAC3	1.265189%	26,675,000.00	26,675,000.00	0.00	28,124.11	0.00	0.00	28,124.11	26,675,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 33

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	92939FBC2	1.265189%	53,349,723.00	32,057,696.60	0.00	33,799.22	0.00	0.00	33,799.22	32,068,987.72
Notional SubTotal			1,422,653,723.00	988,084,162.94	0.00	883,558.79	0.00	0.00	883,558.79	986,315,673.77

Deal Distribution Total					1,779,780.29	3,876,737.63	0.00	(11,291.12)	5,656,517.92

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 33

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92939FAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92939FAR0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92939FAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92939FAT6	690.46085312	0.00000000	1.96205961	0.00000000	0.00000000	0.00000000	0.00000000	1.96205961	690.46085312
A-5	92939FAU3	1,000.00000000	0.00000000	3.06499999	0.00000000	0.00000000	0.00000000	0.00000000	3.06499999	1,000.00000000
A-SB	92939FAV1	108.76425579	18.07709392	0.30753089	0.00000000	0.00000000	0.00000000	0.00000000	18.38462481	90.68716186
A-SBFL	92939FBE8	108.76425592	18.07709408	0.55221939	0.00000000	0.00000000	0.00000000	0.00000000	18.62931347	90.68716184
A-SBFX	92939FBG3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92939FAW9	1,000.00000000	0.00000000	3.24249997	0.00000000	0.00000000	0.00000000	0.00000000	3.24249997	1,000.00000000
B	92939FAX7	1,000.00000000	0.00000000	3.51083338	0.00000000	0.00000000	0.00000000	0.00000000	3.51083338	1,000.00000000
C	92939FAY5	1,000.00000000	0.00000000	3.52833327	0.00000000	0.00000000	0.00000000	0.00000000	3.52833327	1,000.00000000
D	92939FAE9	1,000.00000000	0.00000000	2.91416667	0.00000000	0.00000000	0.00000000	0.00000000	2.91416667	1,000.00000000
E	92939FAG4	1,000.00000000	0.00000000	2.91166650	0.00000000	0.00000000	0.00000000	0.00000000	2.91166650	1,000.00000000
F	92939FAJ8	1,000.00000000	0.00000000	2.91166673	0.00000000	0.00000000	0.00000000	0.00000000	2.91166673	1,000.00000000
G	92939FAL3	600.89715180	0.00000000	0.73770036	1.01191191	2.98429122	0.00000000	(0.21164346)	0.73770036	601.10879526
V	92939FAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92939FAP4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92939FBA6	620.26450281	0.00000000	0.59286484	0.00000000	0.00000000	0.00000000	0.00000000	0.59286484	618.62917135
X-B	92939FBB4	1,000.00000000	0.00000000	0.66362853	0.00000000	0.00000000	0.00000000	0.00000000	0.66362853	1,000.00000000
X-C	92939FAA7	1,000.00000000	0.00000000	1.05432471	0.00000000	0.00000000	0.00000000	0.00000000	1.05432471	1,000.00000000
X-D	92939FAC3	1,000.00000000	0.00000000	1.05432465	0.00000000	0.00000000	0.00000000	0.00000000	1.05432465	1,000.00000000
X-E	92939FBC2	600.89715180	0.00000000	0.63354068	0.00000000	0.00000000	0.00000000	0.00000000	0.63354068	601.10879526

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 33

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/23 - 07/30/23	30	0.00	647,479.67	0.00	647,479.67	0.00	0.00	0.00	647,479.67	0.00
A-5	07/01/23 - 07/30/23	30	0.00	1,054,418.23	0.00	1,054,418.23	0.00	0.00	0.00	1,054,418.23	0.00
A-SB	07/01/23 - 07/30/23	30	0.00	15,208.94	0.00	15,208.94	0.00	0.00	0.00	15,208.94	0.00
A-SBFL	07/17/23 - 08/16/23	31	0.00	27,058.75	0.00	27,058.75	0.00	0.00	0.00	27,058.75	0.00
A-SBFX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/23 - 07/30/23	30	0.00	645,232.59	0.00	645,232.59	0.00	0.00	0.00	645,232.59	0.00
X-B	07/01/23 - 07/30/23	30	0.00	155,778.17	0.00	155,778.17	0.00	0.00	0.00	155,778.17	0.00
X-C	07/01/23 - 07/30/23	30	0.00	20,624.70	0.00	20,624.70	0.00	0.00	0.00	20,624.70	0.00
X-D	07/01/23 - 07/30/23	30	0.00	28,124.11	0.00	28,124.11	0.00	0.00	0.00	28,124.11	0.00
X-E	07/01/23 - 07/30/23	30	0.00	33,799.22	0.00	33,799.22	0.00	0.00	0.00	33,799.22	0.00
A-S	07/01/23 - 07/30/23	30	0.00	299,843.70	0.00	299,843.70	0.00	0.00	0.00	299,843.70	0.00
B	07/01/23 - 07/30/23	30	0.00	343,384.08	0.00	343,384.08	0.00	0.00	0.00	343,384.08	0.00
C	07/01/23 - 07/30/23	30	0.00	188,236.58	0.00	188,236.58	0.00	0.00	0.00	188,236.58	0.00
D	07/01/23 - 07/30/23	30	0.00	243,566.05	0.00	243,566.05	0.00	0.00	0.00	243,566.05	0.00
E	07/01/23 - 07/30/23	30	0.00	56,958.02	0.00	56,958.02	0.00	0.00	0.00	56,958.02	0.00
F	07/01/23 - 07/30/23	30	0.00	77,668.71	0.00	77,668.71	0.00	0.00	0.00	77,668.71	0.00
G	07/01/23 - 07/30/23	30	105,225.89	93,341.33	0.00	93,341.33	53,985.22	0.00	0.00	39,356.11	159,211.11
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			105,225.89	3,930,722.85	0.00	3,930,722.85	53,985.22	0.00	0.00	3,876,737.63	159,211.11

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 33

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92939FAW9	3.891000%	92,473,000.00	92,473,000.00	0.00	299,843.70	0.00	0.00	299,843.70	92,473,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92939FAX7	4.213000%	97,807,000.00	97,807,000.00	0.00	343,384.08	0.00	0.00	343,384.08	97,807,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92939FAY5	4.234000%	53,350,000.00	53,350,000.00	0.00	188,236.58	0.00	0.00	188,236.58	53,350,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			243,630,000.03	243,630,000.00	0.00	831,464.36	0.00	0.00	831,464.36	243,630,000.00

Exchangeable Certificate Details
PEX	92939FAZ2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 33

	Additional Information

Total Available Distribution Amount (1)	5,656,517.92
Benchmark: Term SOFR
Current Period %	5.336120
Next Period %	5.428240
Benchmark Adjustment	0.114480%
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 33

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,949,046.75	Master Servicing Fee	25,880.70
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,512.72
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	425.43
ARD Interest	0.00	Trust Advisor Fee	1,284.80
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,949,046.75	Total Fees	30,313.65

Principal		Expenses/Reimbursements
Scheduled Principal	1,768,489.17	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	35,596.49
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,684.81
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	11,291.12	Special Servicing Fees (Work Out)	1,703.92
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,779,780.29	Total Expenses/Reimbursements	53,985.22

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,876,737.63
Excess Liquidation Proceeds	0.00	Principal Distribution	1,779,780.29
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	11,989.73	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	11,989.73	Total Payments to Certificateholders and Others	5,656,517.92
Total Funds Collected	5,740,816.77	Total Funds Distributed	5,740,816.79

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 33

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	988,084,162.94	988,084,162.94	Beginning Certificate Balance	988,084,162.94
(-) Scheduled Principal Collections	1,768,489.17	1,768,489.17	(-) Principal Distributions	1,779,780.29
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(11,291.12)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(11,291.12)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(11,291.12)	(11,291.12)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	986,315,673.77	986,315,673.77	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	990,798,826.81	990,798,826.81	Ending Certificate Balance	986,315,673.77
Ending Actual Collateral Balance	988,925,474.20	988,925,474.20

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.76%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 33

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	36	228,142,460.32	23.13%	10	4.8106	NAP	Defeased	36	228,142,460.32	23.13%	10	4.8106	NAP
1,000,000 or less	2	1,497,436.57	0.15%	10	4.2126	1.822499	1.20 or less	13	139,664,223.51	14.16%	10	4.6003	0.307746
1,000,001 to 2,000,000	5	7,183,102.01	0.73%	10	4.9147	2.488102	1.21 to 1.30	4	129,289,463.14	13.11%	11	4.6104	1.245444
2,000,001 to 3,000,000	9	21,525,999.05	2.18%	10	4.7043	2.556890	1.31 to 1.40	2	7,906,075.89	0.80%	10	4.5264	1.388443
3,000,001 to 4,000,000	6	21,553,633.44	2.19%	10	4.8637	2.273324	1.41 to 1.50	1	2,381,440.12	0.24%	11	4.7200	1.420000
4,000,001 to 5,000,000	4	17,900,164.18	1.81%	10	4.7821	2.072910	1.51 to 1.60	1	6,643,026.12	0.67%	11	4.1200	1.580000
5,000,001 to 6,000,000	3	16,393,075.80	1.66%	11	4.9712	2.243777	1.61 to 1.70	4	69,906,381.62	7.09%	11	4.5336	1.656555
6,000,001 to 7,000,000	4	26,381,134.30	2.67%	10	4.5321	1.631169	1.71 to 1.80	2	15,019,715.18	1.52%	10	4.7182	1.777756
7,000,001 to 8,000,000	1	7,911,632.84	0.80%	10	5.3900	0.880000	1.81 to 1.90	3	34,392,598.58	3.49%	(12)	4.8239	1.829219
8,000,001 to 9,000,000	1	8,438,534.39	0.86%	11	4.6300	2.580000	1.91 to 2.00	6	184,549,955.86	18.71%	11	4.3580	1.960360
9,000,001 to 10,000,000	2	19,722,593.69	2.00%	11	4.5852	1.701805	2.01 to 2.25	2	59,539,441.20	6.04%	12	4.9616	2.190000
10,000,001 to 15,000,000	5	61,126,126.79	6.20%	11	4.7330	1.587254	2.26 to 2.50	1	799,163.29	0.08%	10	4.1800	2.480000
15,000,001 to 20,000,000	4	72,711,802.34	7.37%	0	4.6404	2.343853	2.51 to 3.50	13	84,828,877.47	8.60%	10	4.7048	2.893180
20,000,001 to 30,000,000	4	105,602,395.42	10.71%	11	4.6275	1.443254	3.51 to 4.00	2	20,071,939.86	2.04%	11	4.8203	3.976399
30,000,001 to 50,000,000	2	88,717,364.92	8.99%	11	4.5013	0.314213	4.01 or Greater	2	3,180,911.61	0.32%	10	4.5805	8.071655
50,000,001 to 70,000,000	2	107,819,147.54	10.93%	12	4.7199	1.737393	Totals	92	986,315,673.77	100.00%	10	4.6411	1.640057
70,000,001 or more	2	173,689,070.17	17.61%	11	4.3179	1.960000
Totals	92	986,315,673.77	100.00%	10	4.6411	1.640057
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 33

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	53	228,142,460.32	23.13%	10	4.8106	NAP
							Defeased	53	228,142,460.32	23.13%	10	4.8106	NAP
Alabama	1	10,078,027.56	1.02%	11	4.8300	1.690000
							Industrial	2	8,133,541.89	0.82%	10	4.5769	1.389691
Arizona	3	18,264,251.85	1.85%	11	4.8943	3.743701
							Lodging	12	134,009,876.34	13.59%	11	4.8004	1.337909
California	7	95,013,529.29	9.63%	11	4.6867	1.831318
							Mobile Home Park	6	28,320,026.82	2.87%	11	4.8228	1.581929
Colorado	3	9,458,863.04	0.96%	10	4.6006	2.581446
							Multi-Family	21	151,060,104.64	15.32%	11	4.7010	2.122166
Delaware	1	3,457,612.46	0.35%	11	5.4600	1.220000
							Office	11	313,754,331.30	31.81%	11	4.4294	1.611900
Florida	2	8,713,212.58	0.88%	11	4.8029	1.962065
							Retail	8	115,202,911.22	11.68%	4	4.5764	1.545940
Illinois	2	9,446,594.89	0.96%	10	4.5761	1.439487
							Self Storage	3	7,692,421.24	0.78%	10	4.6687	5.140013
Kentucky	2	11,794,717.78	1.20%	10	5.2616	1.182885
							Totals	116	986,315,673.77	100.00%	10	4.6411	1.640057
Michigan	15	154,385,504.64	15.65%	11	4.7758	1.825461

Nevada	1	7,886,902.95	0.80%	11	4.9290	1.810000

New York	10	144,828,111.79	14.68%	11	4.3253	1.094209

North Dakota	2	12,311,283.05	1.25%	11	4.6999	0.681055

Ohio	3	12,850,652.30	1.30%	10	4.8995	1.147409

Oregon	1	24,000,000.00	2.43%	11	4.3100	1.610000

Pennsylvania	3	68,351,878.49	6.93%	11	4.5891	1.610059

Tennessee	1	19,940,214.80	2.02%	(28)	4.7560	1.840000

Texas	1	5,182,409.22	0.53%	11	4.9000	1.960000

Utah	1	4,473,168.84	0.45%	11	4.9290	1.810000

Virginia	3	119,136,630.24	12.08%	11	4.3518	2.109946

Washington	1	18,599,647.68	1.89%	11	4.6200	0.750000

Totals	116	986,315,673.77	100.00%	10	4.6411	1.640057

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 33

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	36	228,142,460.32	23.13%	10	4.8106	NAP	Defeased	36	228,142,460.32	23.13%	10	4.8106	NAP
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	6	19,084,074.91	1.93%	10	4.1758	1.196076	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	11	326,202,438.23	33.07%	11	4.3530	1.540094	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	15	167,139,399.36	16.95%	11	4.5885	1.561023	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	14	208,941,078.74	21.18%	8	4.8765	2.048077	49 months or greater	56	758,173,213.45	76.87%	10	4.5901	1.687408
	5.001% to 5.250%	6	22,025,923.36	2.23%	10	5.1995	2.152723	Totals	92	986,315,673.77	100.00%	10	4.6411	1.640057
	5.251% to 5.500%	3	13,131,666.54	1.33%	10	5.3923	1.119840
	5.501% or greater	1	1,648,632.31	0.17%	10	5.6500	1.930000
	Totals	92	986,315,673.77	100.00%	10	4.6411	1.640057
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 33

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	36	228,142,460.32	23.13%	10	4.8106	NAP	Defeased	36	228,142,460.32	23.13%	10	4.8106	NAP
	60 months or less	56	758,173,213.45	76.87%	10	4.5901	1.687408	Interest Only	7	146,240,000.00	14.83%	11	4.3346	2.222105
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	1	2,579,338.87	0.26%	9	5.1900	0.270000
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	10	82,947,684.53	8.41%	11	4.9124	1.964143
	Totals	92	986,315,673.77	100.00%	10	4.6411	1.640057	241 months to 300 months	38	526,406,190.05	53.37%	9	4.6074	1.502203
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	92	986,315,673.77	100.00%	10	4.6411	1.640057
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 33

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	36	228,142,460.32	23.13%	10	4.8106	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	50	680,773,034.87	69.02%	11	4.6009	1.824557
	13 months to 24 months	6	77,400,178.58	7.85%	0	4.4954	0.481114
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	92	986,315,673.77	100.00%	10	4.6411	1.640057
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 33

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	440000395	OF	Falls Church	VA	Actual/360	4.329%	335,497.50	0.00	0.00	N/A	07/01/24	--	90,000,000.00	90,000,000.00	08/01/23
2	310923623	OF	Long Island City	NY	Actual/360	4.306%	310,814.58	134,886.86	0.00	N/A	07/06/24	--	83,823,957.03	83,689,070.17	08/06/23
4	440000399	MF	Various	MI	Actual/360	4.956%	245,807.65	87,493.06	0.00	N/A	08/01/24	--	57,597,669.60	57,510,176.54	08/01/23
5	310922535	OF	Allentown	PA	Actual/360	4.580%	197,321.61	109,548.27	0.00	N/A	07/11/24	--	50,032,242.86	49,922,694.59	08/11/23
6	310923768	RT	Grand Rapids	MI	Actual/360	4.450%	193,083.62	78,924.51	0.00	N/A	07/11/24	--	50,387,895.51	50,308,971.00	08/11/23
7	440000383	Various Various		NJ	Actual/360	4.670%	178,538.08	77,295.83	0.00	N/A	06/01/24	--	44,397,119.70	44,319,823.87	08/01/23
8	310923243	LO	New York	NY	Actual/360	4.400%	147,322.25	88,035.38	0.00	N/A	06/11/24	--	38,882,705.71	38,794,670.33	11/11/21
11	302310011	LO	South San Francisco	CA	Actual/360	4.870%	107,704.11	82,719.41	0.00	N/A	08/01/24	--	25,682,904.50	25,600,185.09	08/01/23
12	310924211	RT	San Jose	CA	Actual/360	4.550%	117,139.93	45,951.44	0.00	N/A	07/11/24	--	29,897,464.71	29,851,513.27	08/11/23
13	416000141	MF	Lansing	MI	Actual/360	4.770%	107,598.06	44,813.74	0.00	N/A	06/01/24	--	26,195,510.80	26,150,697.06	07/01/23
14	780924601	OF	Portland	OR	Actual/360	4.310%	89,073.33	0.00	0.00	N/A	07/11/24	--	24,000,000.00	24,000,000.00	08/11/23
15	440000370	RT	Memphis	TN	Actual/360	4.756%	81,841.95	43,440.22	0.00	N/A	04/01/21	--	19,983,655.02	19,940,214.80	07/01/22
17	302310017	OF	Spokane	WA	Actual/360	4.620%	74,145.24	37,615.03	0.00	N/A	07/01/24	--	18,637,262.71	18,599,647.68	04/01/23
18	440000396	LO	Glendale	AZ	Actual/360	4.900%	68,379.16	33,785.73	0.00	N/A	07/01/24	--	16,205,725.59	16,171,939.86	08/01/23
19	302310019	LO	Napa	CA	Actual/360	4.870%	61,816.46	47,821.33	0.00	N/A	07/01/24	--	14,740,628.65	14,692,807.32	08/01/23
20	302310020	MF	Falls Church	VA	Actual/360	4.300%	66,650.00	0.00	0.00	N/A	06/05/24	--	18,000,000.00	18,000,000.00	08/05/23
22	440000389	OF	Brea	CA	Actual/360	4.607%	56,564.40	21,677.68	0.00	N/A	03/01/24	--	14,258,235.31	14,236,557.63	08/01/23
23	310917253	OF	Sausalito	CA	Actual/360	4.410%	48,925.52	25,023.87	0.00	N/A	07/11/24	--	12,883,613.75	12,858,589.88	08/11/23
24	440000387	LO	Various	Various	Actual/360	4.929%	52,570.40	25,705.75	0.00	N/A	07/01/24	--	12,385,777.54	12,360,071.79	08/01/23
26	670924076	OF	Dumfries	VA	Actual/360	4.620%	44,402.51	24,452.09	0.00	N/A	06/01/24	--	11,161,082.33	11,136,630.24	08/01/23
27	302310027	MH	Raleigh	NC	Actual/360	4.860%	48,471.44	20,867.69	0.00	N/A	07/01/24	--	11,582,183.42	11,561,315.73	08/01/23
28	310924271	RT	Bakersfield	CA	Actual/360	4.490%	43,241.83	17,489.13	0.00	N/A	06/11/24	--	11,184,035.91	11,166,546.78	08/11/23
29	470090710	MF	Warminster	PA	Actual/360	4.600%	39,660.65	21,856.67	0.00	N/A	07/01/24	--	10,012,506.18	9,990,649.51	08/01/23
30	302310030	MF	Columbus	OH	Actual/360	4.650%	40,058.16	21,818.26	0.00	N/A	06/01/24	--	10,004,117.85	9,982,299.59	08/01/23
31	302310031	OF	Clearwater	FL	Actual/360	4.980%	43,140.00	21,132.00	0.00	N/A	04/01/24	--	10,059,852.92	10,038,720.92	08/01/23
32	302310032	MH	Williston	ND	Actual/360	4.570%	38,382.07	21,387.73	0.00	N/A	07/01/24	--	9,753,331.91	9,731,944.18	08/01/23
33	302310033	RT	Pensacola	FL	Actual/360	4.990%	44,131.18	17,130.88	0.00	N/A	06/01/24	--	10,270,362.51	10,253,231.63	08/01/23
34	302310034	OF	Montgomery	AL	Actual/360	4.830%	41,986.81	16,978.98	0.00	N/A	07/01/24	--	10,095,006.54	10,078,027.56	08/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 33

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	310922985	MH	Doylestown	PA	Actual/360	4.630%	33,756.40	28,199.67	0.00	N/A	07/01/24	--	8,466,734.06	8,438,534.39	08/01/23
37	302310037	MF	Akron	OH	Actual/360	4.700%	34,129.77	18,252.65	0.00	N/A	06/01/24	--	8,432,886.87	8,414,634.22	08/01/23
39	302310039	LO	Louisville	KY	Actual/360	5.390%	36,831.99	23,921.58	0.00	N/A	06/01/24	--	7,935,554.42	7,911,632.84	08/01/23
40	540923492	OF	Seven Hills	OH	Actual/360	4.570%	26,357.19	22,626.46	0.00	N/A	06/11/24	--	6,697,670.63	6,675,044.17	08/11/23
41	302310041	SS	Various	GA	Actual/360	5.160%	32,174.18	15,110.40	0.00	N/A	10/01/23	--	7,241,001.83	7,225,891.43	08/01/23
42	440000379	IN	Massillon	OH	Actual/360	5.550%	27,857.52	30,853.20	0.00	N/A	06/01/24	--	5,828,948.70	5,798,095.50	08/01/23
43	470090130	MF	Suffern	NY	Actual/360	4.120%	23,623.36	15,609.74	0.00	N/A	07/01/24	--	6,658,635.86	6,643,026.12	08/01/23
44	310923019	IN	Chicago	IL	Actual/360	4.550%	27,410.69	13,362.15	0.00	N/A	06/11/24	--	6,995,992.43	6,982,630.28	08/11/23
45	440000386	LO	Superior	WI	Actual/360	4.870%	25,962.92	20,084.95	0.00	N/A	07/01/24	--	6,191,064.31	6,170,979.36	08/01/23
46	310923651	IN	Columbus	GA	Actual/360	5.030%	28,429.24	13,585.97	0.00	N/A	05/01/24	02/01/24	6,563,538.33	6,549,952.36	08/01/23
47	302310047	MF	Sun Valley	CA	Actual/360	4.920%	25,814.79	12,751.08	0.00	N/A	06/05/24	--	6,093,184.81	6,080,433.73	08/05/23
48	410923628	RT	Ocoee	FL	Actual/360	4.850%	25,014.17	12,583.87	0.00	N/A	07/11/24	--	5,989,424.66	5,976,840.79	08/11/23
50	302310050	MH	McKinney	TX	Actual/360	4.810%	24,331.34	12,503.22	0.00	N/A	06/05/24	--	5,874,376.37	5,861,873.15	08/05/23
51	440000392	LO	Colorado Springs	CO	Actual/360	4.884%	25,250.25	10,773.07	0.00	N/A	04/01/24	--	6,003,862.95	5,993,089.88	08/01/23
53	416000147	LO	Wixom	MI	Actual/360	5.180%	23,419.17	16,454.21	0.00	N/A	07/01/24	--	5,250,280.00	5,233,825.79	08/01/23
54	416000146	LO	New Braunfels	TX	Actual/360	4.900%	21,937.82	16,811.41	0.00	N/A	07/01/24	--	5,199,220.63	5,182,409.22	08/01/23
55	302310055	RT	Harrisonburg	VA	Actual/360	4.840%	23,163.39	11,624.28	0.00	N/A	08/01/24	--	5,557,732.72	5,546,108.44	08/01/23
56	310923396	LO	Auburn Hills	MI	Actual/360	4.710%	22,018.08	11,732.46	0.00	N/A	06/01/24	--	5,428,743.14	5,417,010.68	08/01/23
59	416000139	MH	Williston	ND	Actual/360	5.190%	11,700.10	38,620.68	0.00	N/A	05/01/24	--	2,617,959.55	2,579,338.87	08/01/23
60	302310060	SS	Glen Burnie	MD	Actual/360	4.880%	19,472.89	15,016.79	0.00	N/A	07/05/24	--	4,633,950.64	4,618,933.85	08/05/23
61	440000390	LO	Colorado Springs	CO	Actual/360	4.884%	20,794.32	8,871.94	0.00	N/A	04/01/24	--	4,944,358.10	4,935,486.16	08/01/23
62	470089310	MF	Flushing	NY	Actual/360	4.180%	16,227.49	10,604.29	0.00	N/A	05/01/24	--	4,508,332.42	4,497,728.13	08/01/23
63	302310063	MF	Durham	NC	Actual/360	4.700%	19,761.45	8,504.31	0.00	N/A	06/01/24	--	4,882,720.23	4,874,215.92	08/01/23
64	416000148	LO	Southfield	MI	Actual/360	5.180%	18,700.38	13,138.81	0.00	N/A	07/01/24	--	4,192,387.97	4,179,249.16	08/01/23
65	310923596	MF	Turlock	CA	Actual/360	4.660%	17,865.22	9,753.42	0.00	N/A	05/11/24	--	4,452,082.39	4,442,328.97	08/11/23
66	416000143	OF	Hudson	OH	Actual/360	5.250%	19,990.72	8,723.87	0.00	N/A	07/01/24	--	4,421,910.76	4,413,186.89	08/01/23
68	416000142	LO	Somerset	KY	Actual/360	5.000%	16,772.47	12,457.03	0.00	N/A	07/01/24	--	3,895,541.97	3,883,084.94	08/01/23
71	440000382	MF	Thornton	CO	Actual/360	4.570%	18,928.69	0.00	0.00	N/A	06/01/24	--	4,810,000.00	4,810,000.00	08/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 33

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
72	302310072	SS	Various	Various	Actual/360	5.200%	15,944.98	14,250.38	0.00	N/A	08/01/24	--	3,560,914.30	3,546,663.92	08/01/23
74	302310074	MH	Concord	NC	Actual/360	4.800%	16,363.48	6,656.21	0.00	N/A	08/01/24	--	3,958,906.35	3,952,250.14	08/01/23
75	302310075	MF	Detroit	MI	Actual/360	5.240%	16,236.17	7,206.17	0.00	N/A	05/01/24	--	3,598,264.16	3,591,057.99	08/01/23
77	440000391	LO	Olathe	KS	Actual/360	4.854%	14,702.66	6,837.06	0.00	N/A	07/01/24	04/01/24	3,517,522.10	3,510,685.04	08/01/23
78	302310078	MH	Millsboro	DE	Actual/360	5.460%	16,287.60	6,606.32	0.00	N/A	07/05/24	--	3,464,218.78	3,457,612.46	08/05/23
80	416000144	RT	Tampa	FL	Actual/360	4.870%	14,467.84	6,688.35	0.00	N/A	07/01/24	--	3,449,972.73	3,443,284.38	08/01/23
81	410923691	SS	San Jose	CA	Actual/360	4.490%	15,078.92	0.00	0.00	N/A	06/01/24	--	3,900,000.00	3,900,000.00	08/01/23
82	410923896	MF	Clarkston	MI	Actual/360	4.770%	13,262.07	6,867.79	0.00	N/A	07/11/24	--	3,228,745.84	3,221,878.05	08/11/23
83	670923967	RT	Yulee	FL	Actual/360	4.900%	13,290.35	6,611.90	0.00	N/A	06/01/24	03/01/24	3,149,786.89	3,143,174.99	08/01/23
84	470089740	MF	Forest Hills	NY	Actual/360	4.200%	10,679.33	6,925.29	0.00	N/A	05/01/24	--	2,952,809.38	2,945,884.09	08/01/23
85	410923581	MF	Plymouth Township	MI	Actual/360	4.650%	11,917.30	6,490.93	0.00	N/A	03/01/24	--	2,976,225.73	2,969,734.80	08/01/23
86	470089830	MF	New York	NY	Actual/360	4.240%	12,778.89	0.00	0.00	N/A	05/01/24	--	3,500,000.00	3,500,000.00	08/01/23
88	302310088	SS	Las Vegas	NV	Actual/360	4.650%	11,376.46	6,155.19	0.00	N/A	07/01/24	--	2,841,155.89	2,835,000.70	08/01/23
90	416000140	RT	Fort Wright	KY	Actual/360	4.910%	11,634.03	5,767.18	0.00	N/A	06/01/24	--	2,751,626.71	2,745,859.53	08/01/23
91	410923473	RT	Brandon	FL	Actual/360	4.700%	11,096.96	5,499.45	0.00	N/A	06/11/24	--	2,741,871.24	2,736,371.79	08/11/23
93	302310094	MH	Jackson	MI	Actual/360	4.570%	9,841.56	5,484.03	0.00	N/A	07/01/24	--	2,500,854.27	2,495,370.24	08/01/23
94	302310095	MH	Champaign	IL	Actual/360	4.650%	9,887.69	5,385.47	0.00	N/A	06/01/24	--	2,469,350.08	2,463,964.61	08/01/23
95	302310096	OF	Germantown	TN	Actual/360	5.140%	10,881.06	4,935.84	0.00	N/A	07/01/24	--	2,458,380.07	2,453,444.23	08/01/23
96	410922475	OF	Denver	CO	Actual/360	4.720%	9,700.02	5,115.44	0.00	N/A	07/01/24	--	2,386,555.56	2,381,440.12	08/01/23
99	410924118	RT	Denver	CO	Actual/360	4.540%	8,884.06	5,038.86	0.00	N/A	06/11/24	--	2,272,461.78	2,267,422.92	08/11/23
100	790924209	RT	Missouri City	TX	Actual/360	4.720%	9,257.97	4,387.85	0.00	N/A	03/11/24	--	2,277,795.30	2,273,407.45	08/11/23
102	410922589	RT	Tempe	AZ	Actual/360	4.850%	8,756.83	4,435.47	0.00	N/A	06/01/24	--	2,096,747.46	2,092,311.99	08/01/23
104	302310105	RT	New Hartford	NY	Actual/360	5.120%	8,964.86	4,095.44	0.00	N/A	07/05/24	--	2,033,360.10	2,029,264.66	08/05/23
105	302310106	MH	San Antonio	TX	Actual/360	4.950%	8,624.77	4,185.71	0.00	N/A	07/05/24	--	2,023,406.43	2,019,220.72	08/05/23
107	302310108	SS	Middletown	OH	Actual/360	5.270%	8,013.84	3,497.78	0.00	N/A	06/01/24	--	1,765,919.02	1,762,421.24	08/01/23
108	410923689	SS	San Jose	CA	Actual/360	4.490%	7,848.77	0.00	0.00	N/A	06/01/24	--	2,030,000.00	2,030,000.00	08/01/23
109	302310110	MH	Dundee Village	MI	Actual/360	5.650%	8,036.02	3,075.77	0.00	N/A	06/05/24	--	1,651,708.08	1,648,632.31	08/05/23
110	810923303	IN	Taylor	MI	Actual/360	4.740%	5,718.77	4,646.90	0.00	N/A	06/01/24	03/01/24	1,401,087.24	1,396,440.34	08/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 33

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
113	410923353	MF	Waterford Township	MI	Actual/360	4.290%	5,147.12	3,206.29	0.00	N/A	06/01/24	--	1,393,311.42	1,390,105.13	08/01/23
114	302310115	SS	Surprise	AZ	Actual/360	5.100%	6,120.88	2,816.07	0.00	N/A	07/05/24	--	1,393,747.72	1,390,931.65	08/05/23
115	302310116	MH	Cheyenne	WY	Actual/360	5.110%	6,019.09	2,759.48	0.00	N/A	07/01/24	--	1,367,889.22	1,365,129.74	08/01/23
116	410923675	IN	Farmington Hills	MI	Actual/360	4.740%	4,713.27	3,829.87	0.00	N/A	06/01/24	--	1,154,741.48	1,150,911.61	08/01/23
117	470089760	MF	New York	NY	Actual/360	4.290%	4,558.19	2,856.08	0.00	N/A	05/01/24	--	1,233,887.80	1,231,031.72	08/01/23
118	302310119	MF	Indianapolis	IN	Actual/360	5.380%	5,545.73	2,298.23	0.00	N/A	08/01/24	--	1,197,064.61	1,194,766.38	08/01/23
120	470089940	MF	New York	NY	Actual/360	4.180%	2,883.29	1,873.25	0.00	N/A	06/01/24	--	801,036.54	799,163.29	08/01/23
121	470090470	MF	Pleasantville	NY	Actual/360	4.250%	2,561.42	1,620.07	0.00	N/A	06/01/24	--	699,893.35	698,273.28	08/01/23
Totals							3,949,046.75	1,768,489.17	0.00				988,084,162.94	986,315,673.77
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 18 of 33

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,705,539.30	1,984,950.55	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	22,775,893.00	5,599,066.56	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,500,580.25	4,616,580.19	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,308,356.25	1,373,937.13	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,226,341.99	1,083,849.64	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	(2,190,584.00)	(1,890,837.00)	01/01/21	09/30/21	01/11/23	0.00	119,604.92	234,580.84	4,928,414.37	0.00	0.00
11	3,355,226.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,495,196.92	867,405.75	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,349,586.33	578,367.29	01/01/23	03/31/23	--	0.00	0.00	151,960.66	151,960.66	5,556.55	0.00
14	1,708,841.32	456,056.77	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,941,071.84	2,083,226.10	01/01/21	09/30/21	07/11/22	8,728,433.70	1,646,095.99	89,286.45	977,107.15	0.00	0.00
17	2,185,634.00	325,717.50	01/01/23	03/31/23	--	0.00	0.00	111,387.94	445,773.94	0.00	0.00
18	3,798,329.42	5,341,737.73	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,758,766.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,497,122.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	373,421.22	35,187.81	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,069,645.38	1,935,917.22	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,732,913.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,913,283.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	581,099.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,338,398.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 33

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	1,694,438.75	966,188.37	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	804,744.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,284,608.00	234,287.59	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	747,561.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	625,073.80	269,114.86	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1,118,039.70	326,876.15	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	735,113.48	199,028.30	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	1,662,647.34	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1,128,008.40	1,043,025.35	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	169,902.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	431,842.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	1,214,059.93	1,410,726.87	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	289,945.12	55,278.05	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
68	666,438.83	713,499.83	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
71	667,585.00	387,324.08	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	779,120.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	355,785.87	170,627.76	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
81	681,816.46	350,587.52	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
82	609,388.70	431,658.95	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
83	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
84	222,724.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
85	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
86	91,737.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
88	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
90	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
91	486,974.00	135,964.95	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
93	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
94	492,026.20	276,602.70	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
95	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
96	210,523.15	74,626.03	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
99	333,386.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
100	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
102	309,729.04	156,847.08	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
104	391,040.15	187,730.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
105	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
107	276,379.00	141,498.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
108	916,615.29	474,273.11	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
109	208,555.28	65,402.23	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
110	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
113	341,938.05	180,653.90	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
114	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
115	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
116	462,061.60	122,133.54	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
117	128,490.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
118	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
120	154,297.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
121	53,904.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	96,508,511.95	34,427,766.60				8,728,433.70	1,765,700.91	587,215.89	6,503,256.12	5,556.55	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/23	0	0.00	0	0.00	2	57,394,318.01	1	38,794,670.33	1	19,940,214.80	0	0.00	0	0.00	0	0.00	4.641133%	4.585907%	10
07/17/23	0	0.00	1	18,637,262.71	1	38,882,705.71	1	38,882,705.71	1	19,983,655.02	0	0.00	0	0.00	0	0.00	4.641295%	4.586058%	11
06/16/23	1	18,677,116.08	0	0.00	1	38,975,154.44	1	38,975,154.44	1	20,029,553.39	0	0.00	0	0.00	0	0.00	4.641462%	4.586214%	12
05/17/23	0	0.00	0	0.00	1	39,062,508.57	1	39,062,508.57	1	20,072,629.22	0	0.00	0	0.00	0	0.00	4.641621%	4.591080%	13
04/17/23	0	0.00	0	0.00	1	39,154,300.43	1	39,154,300.43	1	20,118,176.35	0	0.00	0	0.00	0	0.00	4.641785%	4.591235%	14
03/17/23	0	0.00	0	0.00	1	39,240,978.35	2	59,401,869.06	0	0.00	0	0.00	0	0.00	0	0.00	4.641941%	4.591382%	15
02/17/23	0	0.00	0	0.00	1	39,341,699.94	2	59,553,108.57	0	0.00	0	0.00	0	0.00	1	2,038,060.09	4.642118%	4.591550%	16
01/18/23	0	0.00	0	0.00	1	39,427,670.51	2	59,681,413.23	0	0.00	0	0.00	0	0.00	0	0.00	4.641390%	4.590742%	17
12/16/22	0	0.00	0	0.00	1	39,513,316.57	2	59,809,220.71	0	0.00	0	0.00	0	0.00	0	0.00	4.641542%	4.590885%	18
11/18/22	0	0.00	0	0.00	1	39,603,461.51	1	20,340,569.85	1	0.00	0	0.00	0	0.00	2	25,803,370.46	4.641700%	4.591034%	19
10/17/22	0	0.00	0	0.00	2	63,485,644.29	1	20,382,377.13	1	23,797,200.25	0	0.00	0	0.00	1	3,934,930.31	4.644630%	4.588704%	20
09/16/22	0	0.00	0	0.00	2	63,669,622.96	1	20,426,701.47	1	23,891,673.77	0	0.00	0	0.00	1	3,412,907.25	4.642415%	4.586358%	21
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	310923243	11/11/21	20	6	234,580.84	4,928,414.37	0.00	40,636,093.46	04/21/20	2		12/02/22
13	416000141	07/01/23	0	B	151,960.66	151,960.66	5,556.55	26,195,510.80
15	440000370	07/01/22	12	5	89,286.45	977,107.15	296,054.63	20,509,444.32	05/13/20	7			03/21/23
17	302310017	04/01/23	3	3	111,387.94	445,773.94	5,953.40	18,753,981.57	05/10/23	1
Totals					587,215.89	6,503,256.12	307,564.58	106,095,030.15
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		19,940,215	0	0		19,940,215
0 - 6 Months		13,775,844	13,775,844	0		0
7 - 12 Months		952,599,615	895,205,297	18,599,648		38,794,670
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-23	986,315,674	908,981,141	0	0	18,599,648	58,734,885
Jul-23	988,084,163	910,580,540	0	18,637,263	0	58,866,361
Jun-23	989,955,058	912,273,234	18,677,116	0	0	59,004,708
May-23	991,708,783	932,573,645	0	0	0	59,135,138
Apr-23	993,565,446	934,292,969	0	0	0	59,272,477
Mar-23	995,304,523	935,902,654	0	0	0	59,401,869
Feb-23	997,368,200	937,815,092	0	0	0	59,553,109
Jan-23	1,001,132,218	941,450,805	0	0	0	59,681,413
Dec-22	1,002,851,174	943,041,953	0	0	0	59,809,221
Nov-22	1,004,674,636	944,730,604	0	0	39,603,462	20,340,570
Oct-22	1,032,278,856	948,410,834	0	0	39,688,444	44,179,577
Sep-22	1,038,131,964	954,035,639	0	0	39,777,949	44,318,375
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	310923243	38,794,670.33	40,636,093.46	56,600,000.00	07/27/22	(1,890,837.00)	(0.89000)	09/30/21	06/11/24	249
15	440000370	19,940,214.80	20,509,444.32	26,090,000.00	03/15/22	2,075,590.10	1.84000	09/30/21	04/01/21	247
17	302310017	18,599,647.68	18,753,981.57	21,750,000.00	07/31/23	251,428.50	0.75000	03/31/23	07/01/24	251
Totals		77,334,532.81	79,899,519.35	104,440,000.00		436,181.60

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
8	310923243	LO	NY	04/21/20	2

The Loan transferred to SS in April 2020. Special servicing transferred in December 2021. Site visit in Feb 2022 and found property in good overall physical condition. The Loan was accelerated 6/27/22. Foreclosure filed 12/2/22. Court denied appointment of receiver subject to borrower's compliance with a cash management order. Borrower is not fully complying with cash management order, but hotel receipts appear to be deposited to lockbox now. Court denied 2nd request for receiver at 4/14/23 hearing but granted Lender option to request a receiver if any further non-compliance by borrower. Motion filed 5/5/23 due to numerous failures by borrower to provide court ordered information. Court has indicated it will not grant motion for receiver. Motion will be withdrawn without prejudice pending outcome of accounting review. PCA requested. Occupancy was 82.0% YTD 6/30/23.
15	440000370	RT	TN	05/13/20	7

Foreclosure sale occurred on 02/22/2023; REO title acquisition occurred on 3/21/2023 following payment of the conveyance tax and recordation of the deed. The property has a retail and office component; occupancy for office is 89.17% and overall retail occupancy is 74.22%. When removing the vacant Dillard's box of ~50,000 SF retail occupancy is 91.52%. Woodmont manages the property and leases the retail space. Avison Young is the lease broker for the office space. The property is currently being marketed for sale.

17	302310017	OF	WA	05/10/23	1

Notice of Default was sent out on June 5, 2023. Property is currently 57% occupied as of July 2023 due to a recent lease termination. New lease which would take occupancy up to 71% under consideration. All potential rights and remedies are being evaluated .

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	310923837	0.00	3.96000%	0.00	3.96000%	10	06/03/19	06/03/19	06/03/19
33	302310033	10,902,920.72	4.99000%	10,902,920.72	4.99000%	10	06/26/20	04/01/20	08/11/20
39	302310039	8,994,418.26	5.39000%	8,752,240.36	5.39000%	8	05/08/20	05/08/20	--
45	440000386	6,878,009.11	4.87000%	6,878,009.11	4.87000%	10	07/15/20	05/01/20	08/11/20
56	310923396	5,856,095.76	4.71000%	5,856,095.76	4.71000%	10	06/01/20	06/01/20	06/11/20
68	416000142	4,310,547.40	5.00000%	4,310,547.40	5.00000%	10	07/05/20	07/01/20	09/11/20
77	440000391	3,767,206.41	4.85400%	3,767,206.41	4.85400%	10	04/29/20	04/01/20	06/11/20
Totals		40,709,197.66		40,467,019.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	440000380	12/17/21	46,000,000.00	57,500,000.00	25,347,018.29	1,160,406.84	25,347,018.29	24,186,611.45	21,813,388.55	11,291.12	2,035,336.63	19,778,051.92	42.99%
10	310922709	11/18/22	23,797,200.25	51,600,000.00	38,840,884.74	6,926,310.06	37,957,194.56	31,030,884.50	0.00	0.00	0.00	0.00	0.00%
52	416000145	04/17/19	6,300,549.11	7,300,000.00	6,493,396.17	1,805,477.45	6,493,396.17	4,687,918.72	1,612,630.39	0.00	109,946.90	1,502,683.49	22.26%
69	302310069	09/16/22	3,427,382.06	3,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
119	302310120	03/17/22	1,065,125.42	1,380,000.00	1,323,596.29	269,166.90	1,323,596.29	1,054,429.39	10,696.03	0.00	10,696.03	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			80,590,256.84	121,380,000.00	72,004,895.49	10,161,361.25	71,121,205.31	60,959,844.06	23,436,714.97	11,291.12	2,155,979.56	21,280,735.41

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/17/23	0.00	996,144.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	1,831,331.56	0.00	0.00	0.00	0.00	0.00	0.00
9	440000380	08/17/23	0.00	0.00	19,778,051.92	0.00	0.00	(11,291.12)	0.00	0.00	19,778,051.92
		10/17/22	0.00	0.00	19,789,343.04	0.00	0.00	(1,000,586.55)	0.00	0.00
		02/17/22	0.00	0.00	20,789,929.59	0.00	0.00	(1,023,458.96)	0.00	0.00
		12/17/21	0.00	0.00	21,813,388.55	0.00	0.00	21,813,388.55	0.00	0.00
10	310922709	11/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	416000145	01/15/21	0.00	0.00	1,502,683.49	0.00	0.00	(109,946.90)	0.00	0.00	1,502,683.49
		04/17/19	0.00	0.00	1,612,630.39	0.00	0.00	1,612,630.39	0.00	0.00
69	302310069	09/26/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
119	302310120	06/17/22	0.00	0.00	0.00	0.00	0.00	(10,696.03)	0.00	0.00	0.00
		03/17/22	0.00	0.00	10,696.03	0.00	0.00	10,696.03	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(11,291.12)	0.00	0.00	(11,291.12)
Cumulative Totals			0.00	2,827,476.44	21,280,735.41	0.00	0.00	21,280,735.41	0.00	0.00	21,280,735.41

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	8,370.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	4,302.04	0.00	0.00	35,596.49	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	4,012.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	1,096.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	607.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,684.81	0.00	1,703.92	35,596.49	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		53,985.22

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Supplemental Notes

None

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